Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000002867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class AAA
C000002869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class C
Average Annual Return, Percent	3.31%	8.20%	7.48%		13.33%
C000034309
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class I
C000002866
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class A
Average Annual Return, Percent	(1.69%)	2.92%	6.22%		12.95%
C000002875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class AAA
C000002877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class C
Average Annual Return, Percent	26.83%	43.03%	11.85%		9.60%
C000034311
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class I
C000002874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class A
Average Annual Return, Percent	5.01%	18.28%	6.27%		7.09%
C000204772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class A
Average Annual Return, Percent	14.77%	27.28%	8.45%	10.59%
C000204774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class C
Average Annual Return, Percent	20.87%	34.06%	9.74%	11.34%
C000204771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class I
C000204773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class AAA
C000002865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class AAA
C000002864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class C
Average Annual Return, Percent	3.95%	12.48%	5.07%		6.95%
C000034308
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class I
C000002862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class A
Average Annual Return, Percent	(1.10%)	6.92%	3.83%		6.58%
C000002873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class AAA
C000002871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class C
Average Annual Return, Percent	(1.50%)	12.54%	0.31%		4.44%
C000034310
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class I
C000002872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class A
Average Annual Return, Percent	(6.23%)	6.96%	(0.88%)		4.05%
Without Sales Load [Member] | C000002867
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%	9.17%	7.48%		13.62%
Without Sales Load [Member] | C000002869
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	9.20%	7.48%		13.33%
Without Sales Load [Member] | C000034309
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	9.21%	7.49%		13.82%
Without Sales Load [Member] | C000002866
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	9.20%	7.48%		13.62%
Without Sales Load [Member] | C000002875
Average Annual Return [Line Items]
Average Annual Return, Percent	11.42%	25.51%	7.53%		7.75%
Without Sales Load [Member] | C000002877
Average Annual Return [Line Items]
Average Annual Return, Percent	27.83%	44.03%	11.85%		9.60%
Without Sales Load [Member] | C000034311
Average Annual Return [Line Items]
Average Annual Return, Percent	11.47%	25.50%	7.54%		7.99%
Without Sales Load [Member] | C000002874
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%	25.49%	7.53%		7.73%
Without Sales Load [Member] | C000204772
Average Annual Return [Line Items]
Average Annual Return, Percent	21.78%	35.05%	9.74%	11.44%
Without Sales Load [Member] | C000204774
Average Annual Return [Line Items]
Average Annual Return, Percent	21.87%	35.06%	9.74%	11.34%
Without Sales Load [Member] | C000204771
Average Annual Return [Line Items]
Average Annual Return, Percent	21.86%	35.14%	9.73%	11.49%
Without Sales Load [Member] | C000204773
Average Annual Return [Line Items]
Average Annual Return, Percent	21.86%	35.14%	9.73%	11.45%
Without Sales Load [Member] | C000002865
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%	13.44%	5.07%		7.21%
Without Sales Load [Member] | C000002864
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%	13.48%	5.07%		6.95%
Without Sales Load [Member] | C000034308
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%	13.44%	5.07%		7.44%
Without Sales Load [Member] | C000002862
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	13.44%	5.06%		7.22%
Without Sales Load [Member] | C000002873
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.51%)	13.53%	0.30%		4.90%
Without Sales Load [Member] | C000002871
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.50%)	13.54%	0.31%		4.44%
Without Sales Load [Member] | C000034310
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.50%)	13.51%	0.31%		4.98%
Without Sales Load [Member] | C000002872
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.51%)	13.49%	0.30%		4.67%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%	24.16%	11.49%		13.33%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%	24.16%	11.49%		13.33%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%	24.16%	11.49%		13.33%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%	24.16%	11.49%		13.33%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%	24.16%	11.49%		13.33%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%	24.16%	11.49%		13.33%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%	24.16%	11.49%		13.33%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%	24.16%	11.49%		13.33%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.57%	40.78%	6.98%	9.41%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.57%	40.78%	6.98%	9.41%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.57%	40.78%	6.98%	9.41%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.57%	40.78%	6.98%	9.41%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%	21.81%	11.98%		13.70%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%	21.81%	11.98%		13.70%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%	21.81%	11.98%		13.70%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%	21.81%	11.98%		13.70%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	20.80%	9.60%		10.20%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	20.80%	9.60%		10.20%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	20.80%	9.60%		10.20%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	20.80%	9.60%		10.20%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	11.01%	6.43%		12.05%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	11.01%	6.43%		12.05%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	11.01%	6.43%		12.05%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	11.01%	6.43%		12.05%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.23%)	13.06%	8.04%		9.51%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.23%)	13.06%	8.04%		9.51%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.23%)	13.06%	8.04%		9.51%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.23%)	13.06%	8.04%		9.51%
MSCI World Micro Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.08%	29.84%	7.44%	9.31%
MSCI World Micro Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.08%	29.84%	7.44%	9.31%
MSCI World Micro Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.08%	29.84%	7.44%	9.31%
MSCI World Micro Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.08%	29.84%	7.44%	9.31%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	11.01%	6.43%		12.05%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	11.01%	6.43%		12.05%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	11.01%	6.43%		12.05%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	11.01%	6.43%		12.05%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	17.93%	5.86%		9.10%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	17.93%	5.86%		9.10%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	17.93%	5.86%		9.10%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	17.93%	5.86%		9.10%